Borrowings - Other short-term borrowings - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Short-term debt
Maximum aggregate balance outstanding at any month-end	$ 75,000	$ 100,000
Average monthly aggregate balance outstanding	$ 343	$ 21,557
Weighted average interest rate for the year	0.35%	0.56%
Weighted average interest rate at December 31	0.35%	0.73%